Related Party Transactions and Balances - Schedule of Name of Related Parties and Relationship with the Company (Details)	12 Months Ended
Dec. 31, 2008
Jiangsu Zhongxiangxin International Science and Technology Innovation Park Co., Ltd. (“Zhongxiangxin”) [Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	An equity method investee
Hainan Guoxie Technology Group Co. Ltd. (“Hainan Guoxie”) [Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	An equity method investee
Jiangsu Guomai Medical Equipment Co., Ltd (“Jiangsu Guomai”) [Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	An equity method investee
Yangzhou Meihua Import and Export Co., Ltd.[Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	An entity controlled by Mr. Kai Liu, son of Mr.Yongjun Liu, a shareholder of the Company